Common shares (Details Narrative)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2016 CAD ($)
Accounts payable | $		$ 78,980
Subscription [Member]
Common stocks share issued	2,237,607
Common stock issued to others	1,556,751
Ownership percentage		53.00%
Additional shares subscription	1,949,683
November 3rd 2017 [Member]
Reduction in common share capital | $		$ 63,778
Common stocks share issued	4,187,290
Common stock per shares | $ / shares		$ 0.50
Proceeds from issuance of common shares | $	$ 2,093,645
Insiders [Member]
Common stocks share issued	680,856
Consultant [Member]
Reduction in common share capital | $		$ 6,149	$ 16,200
Common stocks share issued	110,000
Common stock per shares | $ / shares		$ .718